Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Reconciliation between U.S. Federal Income Taxes at Statutory Rate and Provision for Income Taxes
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows:

December 31, 2025
U.S. federal taxes at statutory rate	21.0%
State tax, net of federal tax benefit	1.0
Nontaxable and nondeductible items:
Business Combination expenses	(6.9)
Other	(0.1)
Change in valuation allowance	(15.0)

Effective income tax rate	—%

December 31, 2024
U.S. federal taxes at statutory rate	21.0%
Equity compensation	(3.0)
Change in valuation allowance	(18.0)

Effective income tax rate	—%

Components of Net Deferred Tax Assets and Related Valuation Allowance	The components of the Company’s net deferred tax assets and related valuation allowance are as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$38,350	$14,517
General business and other credit carryforwards	1,319	1,319
Capitalized research expenditures	619	807
Stock-based compensation	492	—
Intangible assets	641	720

Total gross deferred tax assets	41,421	17,363
Valuation allowance	(41,421)	(17,363)

Total deferred tax assets	—	—
Deferred tax liabilities	—	—

Total net deferred tax assets	$—	$—

Reconciliation of Beginning and Ending amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2025	2024
Balance at the beginning of the year	$354	$354

Balance at the end of the year	$354	$354